COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 8:	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Commitments:

1.
With respect to the participation of the Israeli Government in software research and development costs, the Company is committed to pay to the Government royalties at the rate of 3%-3.5% of revenues from sale of its iCMR software, up to a maximum of 100% of the amount of participation received, linked to the dollar, plus interest at the LIBOR rate.

The Company's total outstanding obligation in respect of royalty-bearing Government participation received or accrued, net of royalties paid or accrued, amounted to $674 as of December 31, 2017.

2.
The Company has entered into non-cancelable operating lease agreements for the lease of motor vehicles, facilities rental and certain equipment. The leasing deposits are recorded as part of other account receivables.

The Company's facilities are leased under non-cancelable operating lease agreements, which expire on various dates, the latest of which is in 2021.

As of December 31, 2017, the Company is required to make the following minimum lease payments under operating leases for its motor vehicles, rental facilities and certain equipment:

2018	1,183
2019	851
2020	358
2021	178

Total	$2,570

Rental expenses for motor vehicles, facility rental and certain equipment expenses amounted to $ 1,194, $ 1,361 and $ 1,292 for the years ended December 31, 2015, 2016 and 2017, respectively.

3.
In 2016 the Company signed a $3,000 line of credit agreement with an Israeli bank. The line of credit bore interest at Libor plus 4.2% and was collateralized by the Company’s Accounts Receivable.  Borrowings under this arrangement was $3,000 as of December 31, 2016.  The line was repaid and cancelled in May 2017.

In 2017 the Company signed a $2,500 line of credit agreement with an U.S. bank. The line of credit bears interest at Libor plus 2.5% and is collateralized by the Accounts Receivable of the Company’s United States subsidiary.  Borrowings under this arrangement were $.8 as of December 31, 2017.  As of December 31, 2017 the Company was in compliance with all covenants in the agreement.  Subsequent to December 31, 2017, the borrowings under the line were repaid and the line was cancelled.

b.	Charges:

1.
To secure compliance with the conditions related to the Company's "Approved Enterprise" status, the Company registered a floating charge on equipment and other assets. The charge is unlimited in amount and it may not be further pledged or transferred without the prior consent of the beneficiaries.

2.
To secure revolving credit facilities and guarantees from a bank, the Company recorded a floating charge on its plant, assets and rights and fixed charges on its unpaid share capital and its goodwill in favor of this bank (see also note 8a (3)).

c.	Guarantees:

1.	The Company has secured some of its lease agreements by a bank guarantee in the amount of $ 132.

2.	The Company provided certain customers and vendors with a $ 251 bank guarantee.

d.
Legal proceedings:

During 2016, a third party that the Company works with sued the Company for alleged comments that they believe the Company made that could lead to a breach of contract. The Company has filed a counter-suit.  In March 2018 the parties settled all claims in exchange for a payment of approximately $389 thousand, which was accrued in the Company’s financial statements as of December 31, 2017.   Subsequent to December 31, 2017 we paid the third party $389 thousand in relation to the settlement of all claims.

In August 2017, one of the Company’s customers claimed for damages for non-contractual fulfilment. The Company and it's attorneys cannot yet assess the possible outcome.

In October 2017 a former executive raised claim regarding his termination from employment.  In December 2017 the parties settled all claims in exchange for a payment totaling approximately $569 thousand to be throughout 2018, which was accrued in the Company’s financial statements as of December 31, 2017.

In December 2017, one of the Company’s customers claimed for damages, for non-contractual fulfilment. The Company and it's attorneys cannot yet assess the possible outcome.

In March 2018, one of the Company’s customers claimed for alleged breach of maintenance contact by the Company. The Company and it's attorneys cannot yet assess the possible outcome.

Subsequent to December 31, 2017, in March 2018, one of the Company’s customers claimed for alleged breach of maintenance contact by the Company. The Company and it's attorneys cannot yet assess the possible outcome.